Quarterly Holdings Report
for
Fidelity® MSCI Energy Index ETF
April 30, 2023
T03-NPRT3-0623
1.9584806.109

Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
ENERGY EQUIPMENT & SERVICES – 9.9%
Oil & Gas Drilling – 0.9%
Diamond Offshore Drilling, Inc. (a)		90,735	$ 1,042,545
Helmerich & Payne, Inc. (a)		87,553	2,903,258
Nabors Industries Ltd. (a)		7,646	762,612
Noble Corp. PLC (a)		82,028	3,153,977
Patterson-UTI Energy, Inc.		177,177	1,982,611
Transocean Ltd. (a)		550,866	3,250,109
Valaris Ltd. (a)		22,390	1,343,400
			14,438,512
Oil & Gas Equipment & Services – 9.0%
Archrock, Inc.		119,987	1,234,666
Baker Hughes Co.		808,871	23,651,388
Bristow Group, Inc. (a)		8,972	200,704
Cactus, Inc. Class A		50,083	2,027,360
ChampionX Corp.		164,263	4,448,242
Core Laboratories N.V.		41,957	944,452
DMC Global, Inc. (a)		20,188	382,361
Dril-Quip, Inc. (a)		31,392	856,374
Expro Group Holdings N.V. (a)		61,454	1,222,320
Halliburton Co.		724,639	23,731,927
Helix Energy Solutions Group, Inc. (a)		132,006	957,043
Liberty Energy, Inc.		108,910	1,395,137
NexTier Oilfield Solitions, Inc. (a)		164,446	1,328,724
NOV, Inc.		317,020	5,310,085
Oceaneering International, Inc. (a)		84,774	1,503,043
Oil States International, Inc. (a)		18,070	127,213
ProFrac Holding Corp. Class A (a)		16,094	180,253
ProPetro Holding Corp. (a)		72,192	501,012
RPC, Inc.		71,904	531,371
Schlumberger N.V.		1,137,597	56,140,412
Select Energy Services, Inc. Class A		62,478	464,211
TechnipFMC PLC (a)		348,893	4,776,345
TETRA Technologies, Inc. (a)		118,898	338,859
Tidewater, Inc. (a)		11,352	511,181
US Silica Holdings, Inc. (a)		67,546	881,475
Weatherford International PLC (a)		59,198	3,825,967
			137,472,125
TOTAL ENERGY EQUIPMENT & SERVICES	151,910,637
OIL, GAS & CONSUMABLE FUELS – 89.9%
Coal & Consumable Fuels – 0.5%
Arch Resources, Inc.		14,605	1,785,461
Centrus Energy Corp. Class A (a)		10,336	302,845
CONSOL Energy, Inc.		28,356	1,682,645
Enviva, Inc.		28,569	614,234
Peabody Energy Corp. (a)		94,521	2,270,394
Uranium Energy Corp. (a)		293,746	766,677
			7,422,256

	Shares	Value

Integrated Oil & Gas – 43.1%
Chevron Corp.	1,486,201	$ 250,543,764
Exxon Mobil Corp.	3,081,703	364,688,733
Occidental Petroleum Corp.	743,332	45,737,218
		660,969,715
Oil & Gas Exploration & Production – 27.5%
Antero Resources Corp. (a)	226,452	5,206,131
APA Corp.	297,715	10,970,798
Berry Corp.	55,248	422,095
California Resources Corp.	43,958	1,780,299
Callon Petroleum Co. (a)	48,797	1,617,133
Chesapeake Energy Corp.	83,759	6,925,194
Chord Energy Corp.	34,377	4,892,878
Civitas Resources, Inc.	45,373	3,133,006
CNX Resources Corp. (a)	171,677	2,666,144
Comstock Resources, Inc.	80,073	920,839
ConocoPhillips	1,004,397	103,342,407
Coterra Energy, Inc.	637,120	16,310,272
Crescent Energy Co. Class A	38,439	446,661
Denbury, Inc. (a)	40,841	3,813,733
Devon Energy Corp.	509,222	27,207,731
Diamondback Energy, Inc.	136,697	19,438,313
Earthstone Energy, Inc. Class A (a)	44,934	609,305
EOG Resources, Inc.	470,832	56,250,299
EQT Corp.	267,447	9,317,853
Gran Tierra Energy, Inc. (a)	384,219	307,913
Gulfport Energy Corp. (a)	10,978	993,070
Hess Corp.	222,560	32,284,554
Kimbell Royalty Partners LP	48,944	785,062
Kosmos Energy Ltd. (a)	376,308	2,408,371
Laredo Petroleum, Inc. (a)	13,240	616,057
Magnolia Oil & Gas Corp. Class A	140,663	2,970,803
Marathon Oil Corp.	621,027	15,004,012
Matador Resources Co.	95,520	4,683,346
Murphy Oil Corp.	124,312	4,563,493
Northern Oil and Gas, Inc.	55,937	1,855,430
Ovintiv, Inc.	207,904	7,501,176
PDC Energy, Inc.	78,075	5,078,779
Permian Resources Corp.	168,092	1,756,561
Pioneer Natural Resources Co.	183,478	39,915,639
Range Resources Corp.	212,416	5,618,403
Ranger Oil Corp. Class A	18,212	750,334
SandRidge Energy, Inc. (a)	26,313	372,855
SilverBow Resources, Inc. (a)	13,641	325,338
Sitio Royalties Corp. Class A	61,029	1,549,526
SM Energy Co.	99,970	2,807,158
Southwestern Energy Co. (a)	722,251	3,748,483
Talos Energy, Inc. (a)	51,420	700,855
Tellurian, Inc. (a)	439,023	623,413
Texas Pacific Land Corp.	4,960	7,329,144
VAALCO Energy, Inc.	104,256	446,216
Viper Energy Partners LP	51,134	1,505,385

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Vitesse Energy, Inc. (a)	9,579	$176,254
W&T Offshore, Inc. (a)	94,496	412,948
		422,361,669
Oil & Gas Refining & Marketing – 9.6%
Clean Energy Fuels Corp. (a)	168,655	720,157
CVR Energy, Inc.	27,433	722,585
Delek US Holdings, Inc.	57,551	1,251,734
Gevo, Inc. (a)	246,237	285,635
Green Plains, Inc. (a)	37,085	1,267,195
HF Sinclair Corp.	132,326	5,836,900
Marathon Petroleum Corp.	458,079	55,885,638
Par Pacific Holdings, Inc. (a)	44,459	1,041,674
PBF Energy, Inc. Class A	79,700	2,778,342
Phillips 66	384,015	38,017,485
REX American Resources Corp. (a)	16,203	458,383
Valero Energy Corp.	323,670	37,115,239
Vertex Energy, Inc. (a)	63,878	504,636
World Fuel Services Corp.	52,892	1,250,367
		147,135,970
Oil & Gas Storage & Transportation – 9.2%
Antero Midstream Corp.	255,644	2,750,730
Cheniere Energy, Inc.	190,864	29,202,192
Dorian LPG Ltd.	32,173	714,884
DT Midstream, Inc.	78,662	3,875,677
EnLink Midstream LLC (a)	219,127	2,149,636
Equitrans Midstream Corp.	339,355	1,747,678
Excelerate Energy, Inc. Class A	18,564	399,126
Hess Midstream LP Class A	37,601	1,103,213
International Seaways, Inc.	34,522	1,374,666
Kinder Morgan, Inc.	1,627,467	27,911,059
Kinetik Holdings, Inc.	17,166	528,713

		Shares	Value

New Fortress Energy, Inc.		35,525	$ 1,076,052
NextDecade Corp. (a)		59,887	373,096
ONEOK, Inc.		357,415	23,378,515
Plains GP Holdings LP Class A (a)		161,036	2,157,883
Targa Resources Corp.		173,240	13,084,817
The Williams Cos., Inc.		973,220	29,449,637
			141,277,574
TOTAL OIL, GAS & CONSUMABLE FUELS	1,379,167,184
TOTAL COMMON STOCKS (Cost $1,106,820,879)			1,531,077,821
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.69% (b) (Cost $1,960,000)		1,960,000	1,960,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,108,780,879)	1,533,037,821
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	1,229,253
NET ASSETS – 100.0%	$1,534,267,074

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $266,900 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Energy Select Sector Index Contracts (United States)	34	June 2023	$3,042,660	$125,574	$125,574
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value
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vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
4	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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